Receivables	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Receivables	Receivables
Our trade accounts receivables are recorded at net realizable value, which includes an appropriate allowance for estimated credit losses as described in Note 2, Significant Accounting Policies. We maintain an allowance for credit losses related to accounts receivable for future expected credit losses resulting from the inability or unwillingness of our customers to make required payments. We estimate the allowance based upon historical bad debts, current customer receivable balances, age of customer receivable balances and the customers’ financial condition, and in relation to a representative pool of assets consisting of a large number of customers with similar risk characteristics. The allowance is adjusted as appropriate to reflect differences in current conditions as well as changes in forecasted macroeconomic conditions. Receivables that do not share risk characteristics are evaluated on an individual basis, including those associated with customers that have a higher probability of default.
Net receivables are summarized as follows:

	March 31,
	2024	2023
Trade receivables	$206,604	$204,591
Other receivables	12,116	6,215
Less: allowance for estimated credit losses and discounts	(9,228)	(8,958)
Net receivables	$209,492	$201,848
Walmart represented 12% and 14% of the total trade receivables balance as of March 31, 2024 and 2023, respectively.
The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2022	$5,383
Provision for credit losses	1,425
Write-off of uncollectible amounts, net of recoveries	(259)
Purchase accounting (Note 7)	2,409
Balance, March 31, 2023	8,958
Provision for credit losses	1,717
Write-off of uncollectible amounts, net of recoveries	(1,447)
Balance, March 31, 2024	$9,228
Receivables
Our trade accounts receivables are recorded at net realizable value, which includes an appropriate allowance for estimated credit losses. We maintain an allowance for credit losses related to accounts receivable for future expected credit losses resulting from the inability or unwillingness of our customers to make required payments. We estimate the allowance based upon historical bad debts, current customer receivable balances, age of customer receivable balances and the customers’ financial condition, and in relation to a representative pool of assets consisting of a large number of customers with similar risk characteristics. The allowance is adjusted as appropriate to reflect differences in current conditions as well as changes in forecasted macroeconomic conditions. Receivables that do not share risk characteristics are evaluated on an individual basis, including those associated with customers that have a higher probability of default.
Net receivables are summarized as follows:

	June 30, 2024	March 31, 2024
Trade receivables	$190,495	$206,604
Other receivables	13,797	12,116
Less: allowance for estimated credit losses and discounts	(8,257)	(9,228)
Net receivables	$196,035	$209,492
Walmart represented 18% and 12% of the total trade receivables balance as of June 30, 2024 and March 31, 2024, respectively.
The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2024	$9,228
Provision for credit losses	(723)
Write-off of uncollectible amounts, net of recoveries	(248)
Balance, June 30, 2024	$8,257